Supplemental Cash Flow Information	12 Months Ended
Jan. 03, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following table details supplemental cash flow information and disclosures of non-cash investing and financing activities:

	Year Ended
	January 3, 2021	December 29, 2019	December 30, 2018
Supplemental cash flow disclosures:
Interest paid on long-term debt	$309	$197	$160
Income tax payments (refunds), net	(2,073)	(15,557)	(3,081)

Supplemental cash flow disclosures of non-cash investing and financing activities:
Accruals for capital expenditures	$325	$2,587	$5,124
Finance/capital lease obligations incurred	—	191	322

Cash and restricted cash reconciliation:
Cash	$49,778	$13,089	$4,940
Restricted cash	3,584	—	—
Cash and restricted cash, end of year	$53,362	$13,089	$4,940